Subsequent Events (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands																											1 Months Ended	2 Months Ended	3 Months Ended	12 Months Ended
	May 15, 2019	May 13, 2019	May 10, 2019	May 10, 2019	May 09, 2019	Apr. 12, 2019	Apr. 09, 2019	Mar. 28, 2019	Jan. 28, 2019	Jan. 07, 2019	Dec. 10, 2018	Nov. 30, 2018	Oct. 24, 2018	Aug. 30, 2018	Jun. 20, 2018	Jun. 01, 2018	May 02, 2018	Apr. 30, 2018	Mar. 19, 2018	Jan. 17, 2018	Dec. 15, 2017	Nov. 30, 2017	Oct. 12, 2017	Sep. 30, 2017	Aug. 31, 2017	May 18, 2017	Apr. 16, 2019	May 31, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Mar. 15, 2018	Nov. 02, 2017	May 02, 2017	Mar. 10, 2017
Percentage of average trading volume of common stock																			20.00%
Warrant exercise price																																	$ 0.75	$ 0.50
Proceeds from warrant exercise																	$ 313	$ 313		$ 281										$ 907	$ 395
Preferred stock, shares authorized																													8,500,000	8,500,000	8,500,000
Preferred stock, par value																													$ 0.001	$ 0.001	$ 0.001
Sale of stock, shares																					2,000,000										26
Stock issued during period shares, shares															750,000							88,700	347,400	220,000	220,000	200,000			43,100,000
Stock issued during period shares																										$ 118			$ 2,154
June 2018 Note [Member]
Installment payment due date, description											the installment payment due on December 1, 2018
Debt maturity date											Jul. 01, 2019		May 01, 2019			Apr. 01, 2019
Total outstanding principal amount																$ 3,000
Equity Purchase Agreement [Member]
Percentage of average trading volume of common stock												200.00%		200.00%
Warrant exercise price																																			$ 0.957
Stock issued during period shares, shares								7,500,000
Stock issued during period shares														$ 35,000
Common Stock [Member]
Stock issued during period shares, shares																														2,000,000
Stock issued during period shares																														$ 2
Minimum [Member]
Warrant exercise price																																$ 0.40
Minimum [Member] | Equity Purchase Agreement [Member]
Stock issued during period shares												$ 35,000
Maximum [Member]
Warrant exercise price																																$ 4.50
Maximum [Member] | Equity Purchase Agreement [Member]
Stock issued during period shares, shares												35,000,000
Stock issued during period shares												$ 50,000
Subsequent Event [Member]
Warrant to purchase common stock					4,000,000
Warrant exercise price					$ 0.03
Warrant maturity date					Sep. 30, 2022
Proceeds from warrant exercise					$ 120
Subsequent Event [Member] | Purchase Agreement [Member ] | June 2018 Note [Member]
Sale of stock, shares						150
Subsequent Event [Member] | Equity Purchase Agreement [Member]
Stock issued during period shares, shares																											23,900,000
Stock issued during period shares																											$ 1,575
Subsequent Event [Member] | Hosting Agreement [Member]
Security deposit			$ 240	$ 240
Service provider description			The Service Provider is required to disburse on a monthly basis: (i) the total electricity costs to the utility provider; (ii) 10% of Gross Profits (as defined in the Agreement) to the Operator; (iii) the Net Profits (as defined in the Agreement) such that 10% of all Gross Profits shall be paid to the Company, 40% of all Gross Profits shall be paid to Service Provider, and 40% of all Gross Profits will be paid into the Security Deposit account until such time as the Security Deposit is paid in full; and (iv) subsequent to the satisfaction of the Security Deposit, Net Profits equally between the Company and the Service Provider.
Subsequent Event [Member] | Resignation Agreement [Member] | Stephen Schaeffer [Member]
Value of cash paid, net of appropriate payroll and withholding deductions		$ 100,000
Number of shares of common stock previously granted		$ 440,000
Subsequent Event [Member] | Preferred Stock [Member]
Conversion of stock shares converted																												8,463,465
Sale of stock, shares																												35
Subsequent Event [Member] | Common Stock [Member]
Sale of stock, shares						17,500,000
Sale of stock, value						$ 525
Subsequent Event [Member] | Series C Convertible Preferred Stock [Member]
Preferred stock, shares authorized						200
Preferred stock, par value						$ 0.001
Preferred stock stated value per share						$ 10,000
Subsequent Event [Member] | Series C Preferred Share [Member]
Percentage of average trading volume of common stock						9.99%
Preferred stock, par value						$ 10,000
Conversion of stock shares converted						200,000
Sale of stock, shares						190
Sale of stock, value						$ 1,900
Subsequent Event [Member] | Minimum [Member]
Warrant exercise price					$ 0.50
Subsequent Event [Member] | Maximum [Member]
Warrant exercise price					$ 2.00
May 2018 Notes [Member] | Subsequent Event [Member]
Installment payment due date, description							The installment payments due on February 23, 2019 and March 23, 2019			the installment payments due on December 23, 2018 and January 23, 2019
Debt maturity date				Aug. 15, 2019			Aug. 15, 2019			May 23, 2019
Total outstanding principal amount			$ 421	$ 421			$ 50
Percentage of average trading volume of common stock				70.00%						80.00%
Number of shares issued for conversion of notes	10,568,087
June 2018 Notes [Member] | Subsequent Event [Member]
Installment payment due date, description									the installment payment due on January 1, 2019, February 1, 2019, and March 1, 2019
Debt maturity date				Dec. 15, 2019					Oct. 01, 2019
Total outstanding principal amount			$ 3,159	$ 3,159
Percentage of average trading volume of common stock				70.00%